UNDISCOVERED MANAGERS FUNDS

245 Park Avenue

New York, N.Y. 10167

October 29, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re: Undiscovered Managers Funds (the “Trust”) on behalf of:

the Undiscovered Managers Behavioral Value Fund, the Undiscovered Managers Behavioral Growth Fund and the JPMorgan Realty Income Fund (the “Funds”)

File Nos. 811-08437 and 333-37711

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 30 (Amendment No. 31 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to include the revised disclosure pursuant to the new Form N-1A for the statutory prospectuses for all share classes for the Funds.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald, Esq.

Assistant Secretary

cc:	Vincent DiStefano
James O’Connor
Division of Investment Management